INCOME TAXES (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets And Liabilities [Line Items]
Non-capital loss carryforwards	$ 413,959	$ 357,624
Capital losses	0	744
Equipment and furniture	2,008	1,219
Others	(1,286)	(5,539)
Deferred tax assets not previously recognized	414,681	354,048
Valuation allowance	(414,681)	(350,191)
Net deferred tax assets	$ 0	$ 3,857